Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Payables and Accruals [Line Items]
Schedule of Accounts Payable and Other Current Liabilities
Accounts payable (including accounts payable to a related party – see Note 11) and other current liabilities consisted of the following:

	March 31, 2022	March 31, 2021
Legal	$263,111	$454,139
Consultant and professional services	300,051	176,957
Accounting and auditing	14,410	55,349
Research and development	2,776,594	2,657,202
Board of Directors and Scientific Advisory Board Compensation	418,389	435,594
Other	30,872	63,149

	$3,803,427	$3,842,390